REDEEMABLE PREFERRED SHARES (Detail Textuals 1) (Private placement, President and Chief Executive Officer, Class A Preferred Shares, USD $)	12 Months Ended
Dec. 31, 2011
Private placement | President and Chief Executive Officer | Class A Preferred Shares
Redeemable Preferred Shares [Line Items]
Number of shares issued	1,000,000
Per share price of shares issued	$ 1.00
Proceeds from issuance of private placement	$ 1,000,000
Principal amount of a debenture and accrued interest converted into shares	1,027,945
Preferred stock, conversion price (in dollars per share)	$ 1.00
Redemption period for preferred shares	2 years